INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, net of amortization [Abstract]
Intangible amortization expense	$ 500,000	$ 800,000	$ 1,100,000
Core Deposits [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	6,118,000	11,037,000
Accumulated Amortization	3,491,000	7,874,000
Intangible assets acquired and fully amortized	4,900,000	12,700,000
Summary of estimated core deposit intangible amortization [Abstract]
2015	347,000
2016	347,000
2017	346,000
2018	346,000
2019	346,000
2020 and thereafter	895,000
Total	$ 2,627,000